SEGMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF FINANCIAL INFORMATION

The following table presents selected financial information with respect to the Company’s single operating segment for the three months ended March 31, 2026 and 2025:

	For the Three Months Ended
	March 31, 2026	March 31, 2025
Royalty income	$-	$-
Cost of income	-	-
Gross profit	-	-

Operating expenses
General and administrative expenses	997,005	1,067,070
Professional fees	2,810,141	292,131
Total operating expenses	3,807,146	1,359,201
Operating loss	(3,807,146)	(1,359,201)
Operating margin	-100%	-100%

Other income (expenses)
Patent infringement income	325,000	-
Interest income	-	6
Change in fair value of earnout shares liability	-	1,039,282
Change in fair value of warrants liability	208,929	234,195
Shareholder settlement expense	(150,000)	-
Loss on settlement of debt	(6,929)	-
Interest expense	(590,685)	(222,363)
Total other income (expense)	(213,685)	1,051,120
Loss before income tax expense	(4,020,831)	(308,081)
Income tax expense	-	-
Net loss	$(4,020,831)	$(308,081)

The following table presents selected financial information with respect to the Company’s single operating segment for the years ended December 31, 2025 and 2024:

	For the Years Ended
	December 31, 2025	December 31, 2024
Revenue	$7,138	$-

Operating expenses
General and administrative expenses	3,159,313	396,434
Professional fees	2,092,013	438,461
Total operating expenses	5,251,326	834,895
Operating loss	(5,244,188)	(834,895)
Operating margin	-100%	-100%

Other income (expenses)
Patent infringement income	108,096	-
Interest income	36	13
Change in fair value of earnout shares liability	1,053,084	18,731,514
Change in fair value of warrants liability	803,680	(397,553)
Loss on settlement of debt	(760,302)	-
Forbearance fee expense	-	(13,226,926)
Interest expense	(3,981,641)	(168,886)
Total other income (expense)	(2,777,047)	4,938,162
Income (loss) before income tax expense	(8,021,235)	4,103,267
Income tax expense	-	(200)
Net income (loss)	$(8,021,235)	$4,103,067